Accrued Expenses and Other Current Liabilities (Details) $ in Thousands, ¥ in Millions, shares in Millions				1 Months Ended	12 Months Ended
	Apr. 16, 2025 USD ($)	Jul. 20, 2023 USD ($)	Jul. 20, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	May 03, 2023 USD ($)	Feb. 11, 2022 shares
Accrued Expenses and Other Current Liabilities [Line Items]
Total consideration	$ 450				$ 26,500	¥ 185.0	$ 22,900	¥ 167.2
Accrued expenses					17,800	2.6	800	5.7
Repayment							200	¥ 1.2
Warrants (in Shares) | shares												2
Payroll payable							800		¥ 6.3
Obligation payment					4,300
Compensation payment					$ 4,300	¥ 30.0
Installment rate					30.00%	30.00%
Payment agreed by parties					$ 300	¥ 1.8
Failed payments					600
Recognized a lawsuit provision					2,500		7,500
Tianjin Jinghong Investment Development Group Co., Ltd [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Total consideration		$ 22,900	¥ 162.7
Loop Capital Markets LLC [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued expenses					15,800		$ 1,100
Claiming total amount										$ 14,700	$ 10,100
Tiancheng [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Claims with interest				$ 94,700
Obligation payment					6,500				47.4
Estimated amount					$ 2,200				17.4
Xingjing [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Obligation payment | ¥									¥ 2.6